AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 20, 2020

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 427	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 428	☒

(Check appropriate box or boxes)

INVESCO ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

(800) 983-0903

(Registrant’s Telephone Number, including Area Code)

Adam Henkel, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700
Chicago, Illinois 60606	Washington, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 13, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 427 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating November 13, 2020, as the new effective date for Post-Effective Amendment No. 387 to the Trust’s Registration Statement, which was filed on December 13, 2019 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 388, 391, 393, 394, 396, 397, 399, 402, 403, 405, 407, 409, 411, 413, 419 and 425 to the Trust’s Registration Statement filed on February 25, 2020, March 12, 2020, March 18, 2020, March 25, 2020, March 31, 2020, April 8, 2020, April 15, 2020, April 29, 2020, May 22, 2020, June 4, 2020, June 18, 2020, July 16, 2020, August 12, 2020, August 28, 2020, September 25, 2020 and October 14, 2020, respectively. This Amendment relates solely to Invesco Corporate Bond Factor ETF, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 387 to the Trust’s Registration Statement, which was filed on December 13, 2019, and Part C of Post-Effective Amendment No. 400 to the Trust’s Registration Statement, which was filed on April 24, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 20th day of October, 2020.

Invesco Actively Managed Exchange-Traded Fund Trust

By:	/s/ Anna Paglia
Anna Paglia
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE		TITLE	DATE

/s/ Anna Paglia		President	October 20, 2020
Anna Paglia

/s/ Kelli Gallegos		Treasurer	October 20, 2020
Kelli Gallegos

/s/ Adam Henkel		Secretary	October 20, 2020
Adam Henkel

*/s/ Ronn R. Bagge		Vice Chairman and Trustee	October 20, 2020
Ronn R. Bagge

*/s/ Todd J. Barre		Trustee	October 20, 2020
Todd J. Barre

*/s/ Kevin M. Carome		Trustee	October 20, 2020
Kevin M. Carome

*/s/ Edmund P. Giambastiani, Jr.		Trustee	October 20, 2020
Edmund P. Giambastiani, Jr.

*/s/ Victoria J. Herget		Trustee	October 20, 2020
Victoria J. Herget

*/s/ Marc M. Kole		Trustee	October 20, 2020
Marc M. Kole

*/s/ Yung Bong Lim		Trustee	October 20, 2020
Yung Bong Lim

*/s/ Joanne Pace		Trustee	October 20, 2020
Joanne Pace

*/s/ Gary R. Wicker		Trustee	October 20, 2020
Gary R. Wicker

*/s/ Donald H. Wilson		Chairman and Trustee	October 20, 2020
Donald H. Wilson

*By:	/s/ Adam Henkel		October 20, 2020
Adam Henkel
Attorney-In-Fact

*	Adam Henkel signs pursuant to powers of attorney filed with Post-Effective Amendment No. 409 to the Trust’s Registration Statement and incorporated by reference herein.